Organization and Business Description - Schedule of Balance Sheet of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Balance Sheet of the UFG Entities [Line Items]
Current assets	$ 6,958,170	$ 15,584,071
Non-current assets	6,624,840	5,950,096
Total assets	13,583,010	21,534,167
Current liabilities	7,566,606	7,815,353
Non-current liabilities	2,693,138	2,289,553
Total liabilities	$ 10,259,744	$ 10,104,906